                                   FORM 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

            Report of the Calendar Quarter Ending December 31, 2010

                      If amended report check here: _____

Name of Institutional Investment Manager:

Appleton Partners, Inc. S.E.C. File Number 28-6694
--------------------------------------------------

Business Address:

45 Milk Street       Boston          MA              02109
--------------------------------------------------------------------
Street               City            State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President (617) 338-0700
------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 2nd day of February 2011.

                                                  Appleton Partners, Inc.
                                                  (Name of Institutional
                                                  Investment Mgr.)

                                                  s/ Douglas C. Chamberlain
                                                  ------------------------------
                                             By:  Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  128
Form 13F Information Table Value Total:  248,192,930.00

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.                  Form 13Ffile number  Name
---                  -------------------- -------------------------

_____                ____________________ _________________________

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
31-Dec-10

                                                                      Investment Discretion       Voting Authority
                                                                         Sole      Shared   Other  Sole   Shared   None
                         Security                                     ---------- ---------- ----- ------ --------- ----
Security                 Type           Cusip   Market Value Quantity    (A)        (B)      (C)   (A)      (B)    (C)
--------                 ------------ --------- ------------ -------- ---------- ---------- ----- ------ --------- ----
Master Group

3M CO COM............... COMMON STOCK 88579Y101    1061663     12302      X                         X
ABBOTT LABS COM......... COMMON STOCK 002824100     434687      9073      X                         X
AFLAC INC COM........... COMMON STOCK 001055102    1467180     26000      X                         X
AGRIUM INC COM.......... COMMON STOCK 008916108    3536045     38540      X                         X
AKAMAI TECHNOLOGIES COM. COMMON STOCK 00971T101    2891034     61446      X                         X
AMAZON COM INC COM...... COMMON STOCK 023135106    5136480     28536      X                         X
AMERICAN TOWER CORP CL
  A..................... COMMON STOCK 029912201    3617898     70060      X                         X
AMPHENOL CORP NEW CL
  A..................... COMMON STOCK 032095101    1787342     33864      X                         X
ANSYS INC COM........... COMMON STOCK 03662Q105    3606681     69266      X                         X
APACHE CORP COM......... COMMON STOCK 037411105    1319876     11070      X                         X
APPLE, INC.............. COMMON STOCK 037833100   10336435     32045      X                         X
APPLETON EQUITY GROWTH
  FUND.................. MUTUAL FUNDS 038042107    3797447    465373      X                         X
AT&T INC COM............ COMMON STOCK 00206R102    1078305     36702      X                         X
BABCOCK & WILCOX CO
  COM................... COMMON STOCK 05615F102    2404564     93965      X                         X
BAKER HUGHES INC COM.... COMMON STOCK 057224107     853434     14928      X                         X
BANK N S HALIFAX COM.... COMMON STOCK 064149107    4224220     73850      X                         X
BANK OF AMERICA CORP
  COM................... COMMON STOCK 060505104     422998     31709      X                         X
BBH FD INC CORE SELE CL
  N..................... MUTUAL FUNDS 05528X604     784031     54713      X                         X
BECTON DICKINSON & CO
  COM................... COMMON STOCK 075887109     464437      5495      X                         X
BERKSHIRE HATHAWAY INC
  CL A.................. COMMON STOCK 084670108     361350         3      X                         X
BERKSHIRE HATHAWAY INC
  CL B NEW.............. COMMON STOCK 084670702     414089      5169      X                         X
BHP BILLITON LTD
  SPONSORED ADR......... COMMON STOCK 088606108    4313161     46418      X                         X

                                                                      Investment Discretion       Voting Authority
                                                                         Sole      Shared   Other  Sole   Shared   None
                         Security                                     ---------- ---------- ----- ------ --------- ----
Security                 Type           Cusip   Market Value Quantity    (A)        (B)      (C)   (A)      (B)    (C)
--------                 ------------ --------- ------------ -------- ---------- ---------- ----- ------ --------- ----
Master Group

BOEING CO COM........... COMMON STOCK 097023105    242767       3720      X                         X
BRISTOL MYERS SQUIBB
  COM................... COMMON STOCK 110122108    413750      15625      X                         X
CATERPILLAR INC DEL
  COM................... COMMON STOCK 149123101   8272894      88329      X                         X
CELGENE CORP COM........ COMMON STOCK 151020104    239813       4055      X                         X
CERNER CORP COM......... COMMON STOCK 156782104   5573175      58826      X                         X
CHEVRONTEXACO CORP COM.. COMMON STOCK 166764100   1141264      12507      X                         X
CHURCH & DWIGHT
  INC COM............... COMMON STOCK 171340102    611862       8865      X                         X
CISCO SYS INC COM....... COMMON STOCK 17275R102   2313078     114339      X                         X
CITIGROUP INC COM....... COMMON STOCK 172967101    202018      42710      X                         X
COCA COLA CO COM........ COMMON STOCK 191216100   1206879      18350      X                         X
COINSTAR INC COM........ COMMON STOCK 19259P300    420478       7450      X                         X
COLGATE PALMOLIVE CO
  COM................... COMMON STOCK 194162103   1522770      18947      X                         X
COMPUTER SCIENCES CORP
  COM................... COMMON STOCK 205363104    218736       4410      X                         X
CONOCOPHILLIPS COM...... COMMON STOCK 20825C104    242095       3555      X                         X
COSTCO WHSL CORP NEW
  COM................... COMMON STOCK 22160K105   1136297      15736      X                         X
CSX CORP COM............ COMMON STOCK 126408103    531740       8230      X                         X
DECKERS OUTDOOR CORP
  COM................... COMMON STOCK 243537107    346869       4350      X                         X
DEERE & CO COM.......... COMMON STOCK 244199105    742882       8945      X                         X
DIRECTV COM CL A........ COMMON STOCK 25490A101    265694       6654      X                         X
DISCOVERY COMMUN NEW
  COM SER A............. COMMON STOCK 25470F104    267922       6425      X                         X
DISNEY WALT CO COM
  DISNEY................ COMMON STOCK 254687106    519513      13850      X                         X
DOLBY LABORATORIES INC
  COM................... COMMON STOCK 25659T107   5072468      76049      X                         X
DOLLAR TREE STORES
  COM................... COMMON STOCK 256746108   1984335      35384      X                         X
DU PONT E I DE NEMOURS
  COM................... COMMON STOCK 263534109   6039869     121088      X                         X
E M C CORP MASS COM..... COMMON STOCK 268648102   2829776     123571      X                         X
ECOLAB INC COM.......... COMMON STOCK 278865100   3989835      79132      X                         X
ENERGAS RES INC COM..... COMMON STOCK 29265E108       280      20000      X                         X
EXPRESS SCRIPTS INC COM. COMMON STOCK 302182100   4177308      77286      X                         X
EXXON MOBIL CORP COM.... COMMON STOCK 30231G102   8399203     114869      X                         X
FAIRHOLME FD COM........ MUTUAL FUNDS 304871106    349508       9823      X                         X
FEDERATED EQUITY FDS
  CLOVR VAL INST........ MUTUAL FUNDS 314172214    520908      36124      X                         X
FEDERATED EQUITY FDS
  KAUFMANN CL A......... MUTUAL FUNDS 314172677    553524     100824      X                         X
FORD MTR CO DEL COM PAR
  $0.01................. COMMON STOCK 345370860    170418      10150      X                         X
FORUM FDS INC JORDAN
  OPPTY................. MUTUAL FUNDS 742935182   1142017      91581      X                         X

                                                                       Investment Discretion       Voting Authority
                                                                          Sole      Shared   Other  Sole   Shared   None
                          Security                                     ---------- ---------- ----- ------ --------- ----
Security                  Type           Cusip   Market Value Quantity    (A)        (B)      (C)   (A)      (B)    (C)
--------                  ------------ --------- ------------ -------- ---------- ---------- ----- ------ --------- ----
Master Group

FREEPORT-MCMORAN COP&G
  CL B................... COMMON STOCK 35671D857   3911692      32573      X                         X
GENERAL ELEC CO COM...... COMMON STOCK 369604103   3149556     172201      X                         X
GENERAL MOLY INC COM..... COMMON STOCK 370373102     64800      10000      X                         X
GOLDMAN SACHS GROUP
  COM.................... COMMON STOCK 38141G104   4199964      24976      X                         X
GOOGLE INC CL A.......... COMMON STOCK 38259P508    485273        817      X                         X
GRAINGER W W INC COM..... COMMON STOCK 384802104   1106261       8010      X                         X
GREEN MTN COFFEE ROAST
  COM.................... COMMON STOCK 393122106    780589      23755      X                         X
HEARTLAND GROUP INC VAL
  PLUS INSTL............. MUTUAL FUNDS 422352849   1105385      37093      X                         X
HEINZ H J CO COM......... COMMON STOCK 423074103    444299       8983      X                         X
HOME DEPOT INC COM....... COMMON STOCK 437076102    208256       5940      X                         X
ILLINOIS TOOL WKS INC
  COM.................... COMMON STOCK 452308109    237630       4450      X                         X
INSITUFORM TECH INC CL
  A...................... COMMON STOCK 457667103   2236914      84380      X                         X
INTEL CORP COM........... COMMON STOCK 458140100   2027776      96423      X                         X
INTERNATIONAL BUS MACH
  COM.................... COMMON STOCK 459200101   6544322      44592      X                         X
ISHARES TR NASDQ BIO
  INDX................... COMMON STOCK 464287556    407778       4365      X                         X
ISHARES TR S&P NA NAT
  RES.................... COMMON STOCK 464287374    266399       6390      X                         X
J P MORGAN CHASE & CO
  COM.................... COMMON STOCK 46625H100    931713      21964      X                         X
JOHNSON & JOHNSON COM.... COMMON STOCK 478160104   5125819      82875      X                         X
JOHNSON CTLS INC COM..... COMMON STOCK 478366107    417335      10925      X                         X
KRAFT FOODS INC CL A..... COMMON STOCK 50075N104   2627934      83400      X                         X
KRATOS DEFENSE & SEC S
  COM NEW................ COMMON STOCK 50077B207    141709      10760      X                         X
LUBRIZOL CORP COM........ COMMON STOCK 549271104    249030       2330      X                         X
MARKET VECTORS ETF TR
  AGRIBUS ETF............ COMMON STOCK 57060U605    413061       7715      X                         X
MCDERMOTT INTL INC
  COM.................... COMMON STOCK 580037109    602389      29115      X                         X
MCDONALDS CORP COM....... COMMON STOCK 580135101   7158484      93258      X                         X
MEDCO HEALTH SOLUTIONS
  COM.................... COMMON STOCK 58405U102    313090       5110      X                         X
MERCK & CO, INC NEW
  COM.................... COMMON STOCK 58933Y105    738351      20487      X                         X
MFS SER TR X INTL DIVERS
  I...................... MUTUAL FUNDS 55273G298    778027      57166      X                         X
MICROSOFT CORP COM....... COMMON STOCK 594918104   2983300     106890      X                         X
NEWMONT MINING CORP
  COM.................... COMMON STOCK 651639106   1873308      30495      X                         X
NOVARTIS A G SPONSORED
  ADR.................... COMMON STOCK 66987V109    207504       3520      X                         X
NUCOR CORP COM........... COMMON STOCK 670346105   1515471      34584      X                         X
NVIDIA CORP COM.......... COMMON STOCK 67066G104   1825285     118525      X                         X
OCCIDENTAL PETE CP DEL
  COM.................... COMMON STOCK 674599105    327458       3338      X                         X

                                                                       Investment Discretion       Voting Authority
                                                                          Sole      Shared   Other  Sole   Shared   None
                          Security                                     ---------- ---------- ----- ------ --------- ----
Security                  Type           Cusip   Market Value Quantity    (A)        (B)      (C)   (A)      (B)    (C)
--------                  ------------ --------- ------------ -------- ---------- ---------- ----- ------ --------- ----
Master Group

ORACLE CORP COM.......... COMMON STOCK 68389X105   3060389      97776      X                         X
PEOPLES S&P MIDCAP INDEX
  FD DREYFS MCP IDX...... MUTUAL FUNDS 712223106   1269965      45551      X                         X
PEPSICO INC COM.......... COMMON STOCK 713448108   5261744      80541      X                         X
PFIZER INC COM........... COMMON STOCK 717081103    465276      26572      X                         X
PRAXAIR INC COM.......... COMMON STOCK 74005P104   4287558      44910      X                         X
PRECISION CASTPARTS CP
  COM.................... COMMON STOCK 740189105    386308       2775      X                         X
PRICE T ROWE GROUP INC
  COM.................... COMMON STOCK 74144T108   5436075      84228      X                         X
PRICELINE COM INC COM
  NEW.................... COMMON STOCK 741503403   1869494       4679      X                         X
PROCTER & GAMBLE CO
  COM.................... COMMON STOCK 742718109   4796702      74564      X                         X
PUTNAM CONV INCM
  GRWTH CL Y............. MUTUAL FUNDS 746476407    645330      31979      X                         X
ROPER INDS INC NEW
  COM.................... COMMON STOCK 776696106   3006756      39340      X                         X
ROYAL DUTCH SHELL PLC
  SPON ADR B............. COMMON STOCK 780259107    219144       3287      X                         X
ROYAL DUTCH SHELL PLC
  SPONS ADR A............ COMMON STOCK 780259206    322147       4824      X                         X
SCHLUMBERGER LTD
  COM.................... COMMON STOCK 806857108   7148101      85606      X                         X
SCHRODER SER TR
  EMRGMKT EQ ADV......... MUTUAL FUNDS 808090740    457529      32987      X                         X
SCOTTS MIRACLE GRO CO.... COMMON STOCK 810186106   2169910      42740      X                         X
SIRIUS XM RADIO INC
  COM.................... COMMON STOCK 82967N108     16301      10000      X                         X
SOCIEDAD QUIMICA MINER
  SPON ADR SER B......... COMMON STOCK 833635105   3378020      57823      X                         X
SOUTHWESTERN ENERGY
  CO COM................. COMMON STOCK 845467109   1336139      35697      X                         X
STERICYCLE INC COM....... COMMON STOCK 858912108    260967       3225      X                         X
STRYKER CORP COM......... COMMON STOCK 863667101    763077      14210      X                         X
TARGET CORP COM.......... COMMON STOCK 87612E106    636777      10590      X                         X
TEMPLETON INCOME TR
  GLOBAL BD FD C......... MUTUAL FUNDS 880208301    189419      13907      X                         X
TEVA PHARMACEUTCL INDS
  ADR.................... COMMON STOCK 881624209   3861582      74076      X                         X
TJX COS INC NEW COM...... COMMON STOCK 872540109   4087387      92079      X                         X
TRANSOCEAN LTD ZUG
  NAMEN AKT.............. COMMON STOCK H8817H100    774480      11142      X                         X
TUPPERWARE BRANDS CORP
  COM.................... COMMON STOCK 899896104   1109519      23275      X                         X
UNDER ARMOUR INC CL A.... COMMON STOCK 904311107   2119566      38650      X                         X
UNITED BANKSHS INC WVA
  COM.................... COMMON STOCK 909907107    251850       8625      X                         X
UNITED TECHNOLOGIES CP
  COM.................... COMMON STOCK 913017109    842304      10700      X                         X
VARIAN MED SYS INC
  COM.................... COMMON STOCK 92220P105    830113      11982      X                         X
VERIZON COMMUNICATIONS
  COM.................... COMMON STOCK 92343V104   5168671     144457      X                         X
VISA, INC................ COMMON STOCK 92826C839   4381788      62259      X                         X
WABTEC CORP COM.......... COMMON STOCK 929740108   2188112      41371      X                         X

                                                                      Investment Discretion       Voting Authority
                                                                         Sole      Shared   Other  Sole   Shared   None
                         Security                                     ---------- ---------- ----- ------ --------- ----
Security                 Type           Cusip   Market Value Quantity    (A)        (B)      (C)   (A)      (B)    (C)
--------                 ------------ --------- ------------ -------- ---------- ---------- ----- ------ --------- ----
Master Group

WAL MART STORES INC COM. COMMON STOCK 931142103     321045     5953       X                         X
WEATHERFORD INTL LTD
  COM................... COMMON STOCK G95089101     202601     8886       X                         X
WELLS FARGO & CO NEW
  COM................... COMMON STOCK 949746101    2990163    96488       X                         X
YACKTMAN FD INC
  FOCUSED FD............ MUTUAL FUNDS 984281204     299149    16920       X                         X
                                                 ---------
                                                 248192930
                                                 ---------
TOTAL PORTFOLIO.........                         248192930
                                                 =========